Restricted Net Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve funds not distributed as cash dividends	49,626	26,915	11,186
Restricted share capital of PRC subsidiaries	2,044,579
Retained earning not available for distribution as a result of laws and regulations	2,094,205